BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES - Schedule of shares outstanding (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Reconciliation of number of shares outstanding [abstract]
Share issuances (in shares)	3,218,037	5,994,833
Remeasurement of liability		0
BEPC exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		144,885,110
Share exchanges (in shares)		(366)
Ending balance (in shares)	150,879,577	150,879,577
Class A.2 exchangeable shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		34,719,683
Share issuances (in shares)		0
Share exchanges (in shares)		0
Remeasurement of liability		0
Ending balance (in shares)	34,719,683	34,719,683
BRHC class B shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		110
Share issuances (in shares)		0
Share exchanges (in shares)		0
Remeasurement of liability		0
Ending balance (in shares)	110	110
BRHC class C shares outstanding (units)
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)		194,460,874
Share issuances (in shares)		0
Share exchanges (in shares)		0
Remeasurement of liability		0
Ending balance (in shares)	194,460,874	194,460,874
Shares classified as financial liability ($ millions)
Reconciliation of number of shares outstanding [abstract]
Beginning balance		$ 10,261
Share issuances		237
Share exchanges		0
Remeasurement of liability		2,739
Ending balance	$ 13,237	$ 13,237